S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Nov. 02, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]

Compensation to be Received by the Sponsor and SVAQ’s Officers and Directors in Connection with the Business Combination

Set forth below is a summary of the amount of compensation and securities received or to be received by the SVAQ Insiders in connection with the Business Combination.

	Securities to be Received	Other Compensation
The Sponsor

(i) 5,000,000 shares of PubCo Common Stock upon the conversion of 5,000,000 Founder Shares, which were initially purchased prior to the IPO for approximately $0.003 per share (and assuming 2,165,950 Transaction Support Shares are transferred to prospective investors or for any other purposes related to the Business Combination as agreed by the parties), (ii) 425,000 shares of PubCo Common Stock for 425,000 SVAQ Class A Shares it acquired in the private placement consummated simultaneously with the IPO, and (iii) 212,500 PubCo Private Warrants, with (ii) and (iii) being issued upon the exchange for 425,000 SVAQ Private Units, which were initially purchased in a private placement that closed concurrently with the IPO for $10.00 per unit.

Reimbursement for loans and advances to SVAQ; no such amounts are outstanding as of the date of this proxy statement/prospectus.

$25,000 per month to an affiliate of the Sponsor through the Closing for office space and administrative services provided to members of the SVAQ management team. As of June 30, 2026, SVAQ incurred $150,000 in fees for these services.

Continued indemnification and the continuation of directors’ and officers’ liability insurance after the Business Combination.

Dan Nash

See “Sponsor” above. Mr. Nash may be deemed to control the Sponsor.

Mr. Nash is a member of the Unsecured Investor and has invested $500,000 in the Unsecured Investor entity, representing an interest in 10% of the Unsecured EigenQ Notes and Unsecured EigenQ Warrants, assuming the full funding of the Unsecured Financing.

See “Sponsor” above. Mr. Nash may be deemed to control the Sponsor.

Reimbursement for out-of-pocket expenses incurred related to identifying, negotiating, investigating and completing the Business Combination; no such amounts are outstanding as of the date of this proxy statement/prospectus.

Adam Nash

Mr. Nash is a member of the Unsecured Investor and has invested $100,000 in the Unsecured Investor entity, representing an interest in 2% of the Unsecured EigenQ Notes and Unsecured EigenQ Warrants, assuming the full funding of the Unsecured Financing.

N/A
David O’Neil	Monthly payments of $8,333.33	Cash payment for services as Vice President.